Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash provided by: Operating activities:
Net income	$ 93,439	$ 12,909
Items not affecting cash:
Depreciation and amortization	98,613	90,791
Deferred income taxes	43,693	4,106
Excess tax benefit from share-based compensation	(4,765)	(273)
Non-cash compensation expense	6,343	5,655
Gain on non-monetary asset exchange		(458)
Provision for bad debt expense	473	1,177
Provision for write-off of note receivable		1,926
(Gain) loss on retirement of assets	806	(92)
Other	1,229	1,524
Changes in operating assets and liabilities:
Accounts receivable	(48,350)	(82,463)
Inventory	(5,135)	5,334
Prepaid expense and other current assets	(7,662)	42,611
Accounts payable	8,564	15,404
Accrued liabilities and other	8,173	7,259
Net cash provided by (used in) operating activities	195,421	105,410
Investing activities:
Additions to property, plant and equipment	(149,072)	(41,894)
Acquisitions	(15,576)	(1,365)
Proceeds from disposal of capital assets	3,285	3,117
Other	191
Net cash provided by (used for) investing activities	(161,172)	(40,142)
Financing activities:
Repayments of long-term debt		(64)
Repayment of notes payable		(1,069)
Proceeds from issuances of common stock	15,087	2,263
Purchase of treasury shares	(5,581)	(1,410)
Excess tax benefit from share-based compensation	4,765	273
Net cash provided by (used in) financing activities	14,271	(7)
Effect of exchange rate changes on cash	286	(78)
Change in cash and cash equivalents	48,806	65,183
Cash and cash equivalents, beginning of period	119,135	71,770
Cash and cash equivalents, end of period	167,941	136,953
Supplemental cash flow information:
Cash paid for interest, net of interest capitalized	26,541	28,243
Cash paid (refund received) for income taxes	6,235	(42,734)
Significant non-cash investing activities:
Non-cash capital expenditures	$ 9,678